SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Feb. 28, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of options fair value

	For the year ended	For the year ended	For the year ended
	February 29, 2020	February 28, 2021	February 28, 2022
Risk-free interest rate(1)	1.63%‑2.35%	0.31%‑0.51%	0.96%-1.06%
Expected life (years)(2)	6.00‑6.25	6.25‑7.43	6.00-6.50
Expected dividend yield(3)	0%	0%	0%
Volatility(4)	34.2%‑35.1%	35.8%‑35.9%	37.4%-58.3%
Fair value of options at grant date per share	$43.53 to $72.09	$65.55 to $90.06	$4.02 to $74.82

(1)	Risk-free interest rate

Risk-free interest rate for periods within the contractual life of the option is based upon the U.S. treasury yield curve in effect at the time of grant.

(2)	Expected life (years)

Assumption of the expected term were based on the vesting and contractual terms and employee demographics.

(3)	Expected dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

25.         SHARE-BASED COMPENSATION – continued

Share options - continued

(4)	Volatility

The volatility assumption was estimated based on historical volatility of the Company’s share price applying the guidance provided by ASC 718. The Company begins to estimate the volatility assumption solely based on its historical information since October 2010.

Schedule of activities of share options

		Weighted	Weighted	Aggregate
		average	average remaining	intrinsic
	Number	exercise price	contractual	value
Share options	of shares	(US$)	life (Years)	(US$)

Outstanding as of February 28, 2021	538,583	67.58	6.96	88,975

Granted	115,690	47.01
Exercised	56,296	23.33
Forfeited	131,552	56.00

Outstanding as of February 28, 2022	466,425	71.09	6.54	1,049

Vested and expected to vest as of February 28, 2022	466,425	71.09	6.54	1,049
Exercisable as of February 28, 2022	295,080	44.00	5.61	480

Schedule of share-based compensation expense

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2020	2021	2022

Cost of revenues	$1,074	$1,803	$1,134
Selling and marketing expenses	19,356	56,609	53,850
General and administrative expenses	97,513	146,533	119,848

Total	$117,943	$204,945	$174,832

Non-vested shares - service condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of non-vested shares under 2010 Plan

	Service Condition
	Number of	Weighted
	non-vested	average grant date
	shares	fair value

Outstanding as of February 28, 2021	8,384,326	79.67

Granted	5,685,826	34.30
Forfeited	3,696,601	81.56
Vested	2,139,084	67.91

Outstanding as of February 28, 2022	8,234,467	50.55

Non-vested shares - performance condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of non-vested shares under 2010 Plan

	Performance Condition
	Number of	Weighted
	non-vested	average grant date
	shares	fair value

Outstanding as of February 28, 2021	556,613	220.87

Granted	531,612	119.56
Forfeited	412,944	148.03
Vested	316,132	208.65

Outstanding as of February 28, 2022	359,149	164.42